CONCENTRATION OF RISKS (Significance of Service Fees Received from Lottery Administration Centers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Concentration Risk [Line Items]
Net revenue recognized from service fees	¥ 10,928	$ 1,574	¥ 99,552	¥ 579,717
Service Fees [Member] | Concentration of suppliers [Member] | Lottery administration center A [Member]
Concentration Risk [Line Items]
Net revenue recognized from service fees			48,277	260,096
Service Fees [Member] | Concentration of suppliers [Member] | Lottery administration center B [Member]
Concentration Risk [Line Items]
Net revenue recognized from service fees			36,552	198,549
Service Fees [Member] | Concentration of suppliers [Member] | Lottery administration center C [Member]
Concentration Risk [Line Items]
Net revenue recognized from service fees			¥ 11,245	¥ 121,628